Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 352,140
2025	320,084
2026	448,505
2027	348,046
2028	350,563
2029 and thereafter	545,745
Total	$ 2,365,083